Income Taxes - Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Income tax benefit at PRC statutory rate	¥ (1,502,997)	$ (235,853)	¥ (1,745,969)	¥ (2,556,222)
Effect of differing tax rates in different jurisdictions	377,604	59,254	291,884	293,976
Non-deductible expenses	181,972	28,555	238,899	436,312
Research and development super-deduction	(162,103)	(25,437)	(159,919)	(66,026)
Effect of PRC preferential tax rates and tax holiday	269,585	42,304	281,437	707,518
Other adjustments	(2,151)	(338)	(73,027)	104,484
Change in valuation allowance	934,635	146,665	1,189,971	1,131,810
Income tax expense	¥ 96,545	$ 15,150	¥ 23,276	¥ 51,852